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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03828

                      Seligman Municipal Fund Series, Inc.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 7/1/09-6/30/10*

* The following Acquired Funds, each a series of the registrant, merged into Seligman National Municipal Class, a series of the registrant on July 10, 2009. Therefore, the voting record for each Acquired Fund is for proxies voted during the period with a record date prior to July 10, 2009.

     ACQUIRED FUND
     Seligman Colorado Municipal Class
     Seligman Georgia Municipal Class
     Seligman Louisiana Municipal Class
     Seligman Maryland Municipal Class
     Seligman Massachusetts Municipal Class
     Seligman Michigan Municipal Class
     Seligman Missouri Municipal Class
     Seligman Ohio Municipal Class
     Seligman Oregon Municipal Class
     Seligman South Carolina Municipal Class
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03828
Reporting Period: 07/01/2009 - 06/30/2010
Seligman Municipal Fund Series, Inc.









====================== Seligman Colorado Municipal Class =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= Seligman Georgia Municipal Class =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman Louisiana Municipal Class ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman Maryland Municipal Class =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Seligman Massachusetts Municipal Class ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman Michigan Municipal Class =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman Minnesota Municipal Class ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman Missouri Municipal Class =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman National Municipal Class =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman New York Municipal Class =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Seligman Ohio Municipal Class =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= Seligman Oregon Municipal Class ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== Seligman South Carolina Municipal Class ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Seligman Municipal Fund Series, Inc.


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.